Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of Significant Related Party Transactions

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Acquisition under common control (i)	—	—	574,826
Content costs charged by Tencent (ii)	485,988	539,451	249,536
Operation support services provided by Tencent	370,393	225,808	142,372
Advertising, sub-licensing and other revenues from Tencent	80,302	22,073	118,844
Disposal gain of an investment (iii)	360,589	—	—
Others	14,617	12,867	6,422
(i)	In December 2023, the Company acquired a global mobile application service provider from a fellow subsidiary of Tencent for an aggregate cash consideration of RMB574,826, of which RMB546,084 has been paid by the Company as of December 31, 2023.
(ii)	In April 2021, the Group entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends matches during the period from 2021 to 2025, with a total consideration of RMB2,013 million. In January 2023, the Group has entered into a supplemental agreement to the above-mentioned agreement with Tencent to update the authorised right, licensed scope and total consideration (Note 26).
(iii)	In 2018, the Group invested as one of the limited partners with significant influence in an investment fund (the “Fund”) which owns an equity interest in an online game company, which was accounted for as an equity investment. For the year ended December 31, 2021, the Group disposed of its interest (through sales to two separate parties) in the Fund with a disposal gain of RMB378,679 recognized, of which RMB360,589 was related to the transaction with an entity owned by Tencent.

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operation support services provided by JOYY	2,543	351	468
Purchase of services by JOYY on behalf of Huya	268	502	—

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Content costs and revenue sharing fees charged by Tencent and Huya’s related parties	102,311	100,627	61,272
Advertising, sub-licensing and other revenues from Tencent and Huya’s related parties	188,209	13,072	23,902
Others	21,013	18,213	29,178

Schedule of Amounts Due from/to Related Parties

	December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
Tencent	44,168	147,776
Others	15,836	1,089
Less: credit loss provision	(302)	(217)
Total	59,702	148,648
Amounts due to related parties
Tencent	93,574	141,743
Others	40,072	35,971
Total	133,646	177,714

Schedule of Allowance for Credit Loss Provision Related to Amounts Due from Related Parties

	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(299)	(393)	(302)
Current year provision	(387)	(139)	(219)
Current year reversal	293	230	304
Balance at end of the year	(393)	(302)	(217)